PARENT ONLY FINANCIAL INFORMATION (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash	¥ 656,179	$ 102,969	¥ 299,109	¥ 165,508
Term deposits	1,609,864	252,623	160,349	69,762
Short-term investments	127,514	20,010		2,501
Total current assets	2,711,067	425,425	797,001	515,899
Noncurrent assets:
Total non-current assets	315,172	49,458	69,821	59,541
Total assets	3,026,239	474,883	866,822	575,440
Current liabilities:
Accrued expenses and other current liabilities	166,987	26,204	85,729	64,608
Warrant liabilities, current portion			37,903
Total current liabilities	700,747	109,963	670,910	337,235
Non-current liabilities:
Non-current warrant liabilities			9,650	4,709
Total non-current liabilities	20,221	3,173	9,835	109,166
Total liabilities	720,968	113,136	680,745	446,401
Mezzanine equity:
Mezzanine equity			2,789,401	1,424,129	¥ 1,174,907
Shareholders' equity (deficit):
Additional paid-in capital	11,066,975	1,736,650
Treasury stock	(81,638)	(12,811)
Subscription receivables				(23,220)
Accumulated other comprehensive income (loss)	(232,268)	(36,448)	75,733	(77,494)
Accumulated deficit	(8,446,942)	(1,325,510)	(2,681,632)	(1,168,156)
Total shareholders' equity (deficit)	2,305,271	361,747	(2,603,324)	(1,295,090)	¥ (1,052,314)
Total liabilities, mezzanine equity and shareholders'Deficit	3,026,239	474,883	866,822	575,440
Series A Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			380,664	174,528
Series B Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			404,394	202,954
Series C Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			943,228	607,847
Series D Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			268,573	208,826
Series E Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			437,249	229,974
Series F Redeemable Convertible Preferred Shares
Mezzanine equity:
Mezzanine equity			691,472
Class A Ordinary Shares
Shareholders' equity (deficit):
Ordinary Shares	192	30	29	24
Class B Ordinary Shares
Shareholders' equity (deficit):
Ordinary Shares	17	$ 3	33	33
Series C and Series E Redeemable Convertible Preferred Shares
Mezzanine equity:
Subscription receivables			(336,179)
Parent
Current assets:
Cash	35,660		1,144	355
Term deposits	1,342,085		160,349
Short-term investments	127,514
Other current assets	7,556		359	15
Total current assets	1,512,815		161,852	370
Noncurrent assets:
Investments in and amounts due from subsidiaries and consolidated VIE and VIE's subsidiaries	850,554		305,094	159,658
Total non-current assets	850,554		305,094	159,658
Total assets	2,363,369		466,946	160,028
Current liabilities:
Amounts due to VIE			230,087
Accrued expenses and other current liabilities	57,033		5,552	3
Warrant liabilities, current portion			38,099
Total current liabilities	57,033		273,738	3
Non-current liabilities:
Non-current warrant liabilities			9,644	4,709
Total non-current liabilities			9,644	4,709
Total liabilities	57,033		283,382	4,712
Mezzanine equity:
Mezzanine equity			2,789,401	1,424,129
Shareholders' equity (deficit):
Additional paid-in capital	11,066,975
Treasury stock	81,638
Subscription receivables				(23,220)
Accumulated other comprehensive income (loss)	(232,268)		75,733	(77,494)
Accumulated deficit	(8,446,942)		(2,681,632)	(1,168,156)
Total shareholders' equity (deficit)	2,306,336		(2,605,837)	(1,268,813)
Total liabilities, mezzanine equity and shareholders'Deficit	2,363,369		466,946	160,028
Parent | Series A Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			380,664	174,528
Parent | Series B Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			404,394	202,954
Parent | Series C Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			943,228	607,847
Parent | Series D Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			268,573	208,826
Parent | Series E Redeemable Convertible Preferred Stock
Mezzanine equity:
Mezzanine equity			437,249	229,974
Parent | Series F Redeemable Convertible Preferred Shares
Mezzanine equity:
Mezzanine equity			691,472
Parent | Class A Ordinary Shares
Shareholders' equity (deficit):
Ordinary Shares	192
Parent | Class B Ordinary Shares
Shareholders' equity (deficit):
Ordinary Shares	¥ 17
Parent | Series C and Series E Redeemable Convertible Preferred Shares
Mezzanine equity:
Subscription receivables			(336,179)
Parent | Pre-offering Class A Ordinary Shares
Shareholders' equity (deficit):
Ordinary Shares			29	24
Parent | Pre-offering Class B Ordinary Shares
Shareholders' equity (deficit):
Ordinary Shares			¥ 33	¥ 33